CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 319,218,155	$ 213,325,871
Restricted cash	168,384,344	82,305,057
Accounts receivable	20,805,939	3,510,683
Other receivables	13,351,674	6,462,138
Other deposits and prepayments	60,006,141	34,789,500
Advances to suppliers	13,578,649	21,933,342
Real estate property development completed	6,775,141	1,470,241
Real estate property under development	761,871,391	710,585,316
Due from employees	20,750	51,475
Other current assets	638,047	611,403
Total current assets	1,364,650,231	1,075,045,026
Real estate properties held for lease, net	18,526,504	19,875,971
Property and equipment, net	2,980,536	2,686,946
Other long-term investment	241,648	241,648
Deferred tax assets	708,419	1,924,929
Other assets	2,907,777	4,190,806
TOTAL ASSETS	1,390,015,115	1,103,965,326
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	235,911,354	150,669,651
Short-term bank loans	172,039,312	186,630,722
Customer deposits	69,523,639	22,788,928
Income tax payable	73,588,624	40,895,101
Deferred tax liabilities	17,896,847	18,731,090
Other payables and accrued liabilities	50,970,495	39,162,310
Payroll and welfare payable	7,017,967	4,538,564
Current portion of long-term debt	313,300	330,633
Total current liabilities	627,261,538	463,746,999
Long-term bank loans	73,481,566	70,213,164
Unrecognized tax benefits	13,824,326	13,152,596
Other long-term debt	39,708,981	38,687,613
Total liabilities	754,276,411	585,800,372
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares issued and outstanding-145,863,676 shares for 2011 (2010: 153,185,548 shares)	15,341	15,319
Treasury shares	(7,958,841)	0
Additional paid-in capital	509,713,488	507,972,627
Statutory reserves	33,579,209	27,559,300
Retained earnings (accumulated deficit)	19,418,841	(69,198,063)
Accumulated other comprehensive income	79,859,172	51,448,320
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	634,627,210	517,797,503
Non-controlling interest	1,111,494	367,451
Total equity	635,738,704	518,164,954
TOTAL LIABILITIES AND EQUITY	$ 1,390,015,115	$ 1,103,965,326